Financial Instruments and Risk Management	9 Months Ended
Jul. 31, 2026
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
11.	Financial Instruments and Risk Management

a.	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of July 31, 2026, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance July 31, 2026
Short-term investment- Taurus shares	$655,196	$–	$–	$655,196
Short-term investment- Taurus Warrants	–	–	290,627	290,627
Short-term investment- QXL Shares	2,948,403	–	–	2,948,403
Convertible loans	–	(1,621,817)	–	(1,621,817)
Derivative warrant liabilities	–	–	(1,374,154)	(1,374,154)

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2025
Short-term investment- Polyrizon shares	$886	$–	$–	$886
Short-term investment- Taurus shares	1,030,402	–	–	1,030,402
Short-term investment- Taurus Warrants	–	–	631,119	631,119
Convertible loans	–	(1,760,066)	–	(1,760,066)
Derivative warrant liabilities	–	–	(2,369,195)	(2,369,195)

The fair value of other assets and liabilities, which include cash, amounts receivable, accounts payable and accrued liabilities, and amounts due to related parties, approximate their carrying values due to the relatively short-term maturity of these instruments.

b.	Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. The carrying amount of financial assets represents the maximum credit exposure.

c.	Foreign Exchange Rate Risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities are denominated in a foreign currency. The Company’s Israeli subsidiary operates in Israel and has certain monetary financial instruments denominated in New Israeli Shekel and Canadian Dollars. The Company has not entered into foreign exchange rate contracts to mitigate this risk.

The following table indicates the impact of foreign currency exchange risk on net working capital as of July 31, 2026. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of July 31, 2026.

Cash and cash equivalents	$118,409
Other receivables	149,643
Accounts payable and accrued liabilities	(82,726)
Due to related parties	(69,685)
Total foreign currency financial assets and liabilities	$115,641

Impact of a 10% strengthening or weakening of foreign exchange rate	$11,564

d.	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of the derivative warrant liabilities can fluctuate depending on the fluctuation in the risk-free interest rate.

e.	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s objective to managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company relies on raising debt or equity financing in a timely manner.

The following amounts are the contractual maturities of financial liabilities as of July 31, 2026 and October 31, 2025:

July 31, 2026	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$718,779	$718,779	$–
Due to related parties	69,685	69,685	–
Lease liability	176,447	74,527	101,920
Convertible loans	1,621,817	1,621,817	–
	$2,586,728	$2,484,808	$101,920

October 31, 2025	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$682,163	$682,163	$–
Due to related parties	60,232	60,232	–
Lease liability	18,800	18,800	–
Convertible loans	1,760,066	1,760,066
	$2,521,261	$2,521,261	$–